UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES M FUND

FORM N-Q

JULY 31, 2013

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 50.7%
FHLMC - 3.9%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/26-8/1/42	$3,056,036	$3,104,590
Federal Home Loan Mortgage Corp. (FHLMC)	2.494%	2/1/32	5,567	5,928	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/35-12/1/38	202,980	219,557
Federal Home Loan Mortgage Corp. (FHLMC)	2.678%	5/1/37	145,736	155,402	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	9/1/39	95,051	107,014
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	11/1/39	1,141,447	1,245,519
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/43-8/1/43	299,116	308,246
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/12/43	2,800,000	2,816,188	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	140,785	157,704
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	12/1/38	1,086,139	1,180,135
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	176,905	192,158
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/1/43	595,134	594,320
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	6/1/43-7/1/43	599,206	626,085

Total FHLMC				10,712,846

FNMA - 27.3%
Federal National Mortgage Association (FNMA)	3.000%	8/14/28-9/12/43	34,100,000	34,312,627	(b)
Federal National Mortgage Association (FNMA)	3.500%	8/14/28-8/12/43	3,600,000	3,674,848	(b)
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-11/1/41	996,773	1,059,814
Federal National Mortgage Association (FNMA)	2.310%	5/1/32	27,302	27,355	(a)
Federal National Mortgage Association (FNMA)	1.881%	1/1/33	61,153	63,419	(a)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	999,038	1,091,935
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	659,715	722,959
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	150,515	163,993
Federal National Mortgage Association (FNMA)	6.500%	11/1/37	833,982	939,197
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	234,379	259,436
Federal National Mortgage Association (FNMA)	4.000%	9/1/41-7/1/43	6,936,842	7,215,364
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-5/1/43	4,201,429	4,207,933
Federal National Mortgage Association (FNMA)	4.500%	8/12/43	9,000,000	9,538,593	(b)
Federal National Mortgage Association (FNMA)	2.500%	9/12/43	11,900,000	10,948,000	(b)

Total FNMA				74,225,473

GNMA - 19.5%
Government National Mortgage Association (GNMA)	6.000%	8/20/37-12/20/41	3,730,885	4,106,451
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	2,096,394	2,240,109
Government National Mortgage Association (GNMA)	5.000%	7/20/40-11/20/40	155,308	170,099
Government National Mortgage Association (GNMA)	3.000%	8/20/43	11,100,000	10,865,860	(b)
Government National Mortgage Association (GNMA)	3.500%	8/20/43	2,400,000	2,444,250	(b)
Government National Mortgage Association (GNMA)	4.000%	8/20/43	1,800,000	1,879,031	(b)
Government National Mortgage Association (GNMA) II	6.000%	7/20/38-6/20/41	3,507,438	3,852,434
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-7/20/41	9,714,285	10,401,413
Government National Mortgage Association (GNMA) II	3.500%	8/20/43	15,400,000	15,674,312	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - continued
Government National Mortgage Association (GNMA) II	4.000%	8/20/43	$1,200,000	$1,254,938	(b)

Total GNMA				52,888,897

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $138,546,905)				137,827,216

ASSET-BACKED SECURITIES - 13.3%
ACE Securities Corp., 2005-SD3 A	0.590%	8/25/45	16,876	16,796	(a)
ACE Securities Corp., 2006-GP1 A	0.450%	2/25/31	18,123	16,465	(a)
AFC Home Equity Loan Trust, 2002-2 2A	0.890%	6/25/30	29,487	24,524	(a)
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	0.540%	11/25/35	1,470,000	1,334,190	(a)
Amortizing Residential Collateral Trust, 2002-BC1M A	0.813%	1/1/32	55,654	42,640	(a)(c)
Amortizing Residential Collateral Trust, 2004-1 A5	1.190%	10/25/34	583,387	572,904	(a)
Argent Securities Inc., 2003-W3 M1	1.315%	9/25/33	353,936	340,444	(a)
Argent Securities Inc., 2004-W5 AV3B	1.090%	4/25/34	250,142	240,987	(a)
Argent Securities Inc., 2006-M3 A2C	0.350%	10/25/36	5,753,819	2,415,698	(a)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	599,157	651,665	(a)
Bayview Financial Asset Trust, 2007-SR1A M2	1.090%	3/25/37	1,121,403	773,768	(a)(d)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.470%	2/25/36	49,171	48,444	(a)
CDC Mortgage Capital Trust, 2002-HE1 A	0.810%	1/25/33	26,081	24,919	(a)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	0.930%	10/25/32	7,725	7,151	(a)
CIT Group Securitization Corp., 1995-2 B	7.650%	5/15/26	1,887,051	1,973,114
Countrywide Asset-Backed Certificates, 2002-BC1	0.850%	4/25/32	60,045	40,933	(a)
Countrywide Asset-Backed Certificates, 2003-2 3A	0.689%	8/26/33	133,135	115,531	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.520%	7/25/36	161,565	114,077	(a)(d)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.090%	10/25/47	57,100	48,096	(a)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.390%	2/25/37	192,041	121,331	(a)(d)
Countrywide Home Equity Loan Trust, 2004-0 2A	0.471%	2/15/34	21,851	15,250	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	863,000	905,060	(d)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.431%	2/15/30	1,492,015	1,233,578	(a)
EMC Mortgage Loan Trust, 2004-C A1	0.740%	3/25/31	143,511	137,381	(a)(d)
EMC Mortgage Loan Trust, 2006-A A1	0.640%	12/25/42	290,439	254,244	(a)(d)
Fieldstone Mortgage Investment Corp., 2004-4 M3	2.140%	10/25/35	2,720,000	2,142,775	(a)
Fremont Home Loan Trust, 2006-B 2A2	0.290%	8/25/36	31,581	11,663	(a)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	0.940%	2/25/31	63,380	59,843	(a)(d)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.400%	11/25/36	72,791	56,043	(a)
GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.370%	12/25/36	76,758	64,629	(a)
Greenpoint Manufactured Housing, 1999-2 A2	2.958%	3/18/29	290,000	252,433	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.593%	6/19/29	400,000	368,664	(a)
Greenpoint Manufactured Housing, 1999-4 A2	3.692%	2/20/30	200,000	175,321	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	3.692%	2/20/32	100,000	89,144	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.693%	3/13/32	625,000	545,563	(a)
GSAMP Trust, 2003-SEA A1	0.590%	2/25/33	92,525	84,025	(a)
GSAMP Trust, 2004-AR1 M1	0.840%	6/25/34	2,150,000	1,974,176	(a)
GSAMP Trust, 2004-SEA2 A2B	0.740%	3/25/34	140,728	140,418	(a)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.490%	9/25/36	577,123	532,159	(a)(d)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	100,000	106,145	(d)
Keycorp Student Loan Trust, 2003-A 1A2	0.526%	10/25/32	856,250	840,209	(a)
Lehman XS Trust, 2005-5N 1A1	0.490%	11/25/35	73,836	60,081	(a)
Lehman XS Trust, 2006-2N 1A1	0.450%	2/25/46	89,531	60,497	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Lehman XS Trust, 2006-4N A2A	0.410%	4/25/46	$205,563	$144,600	(a)
Lehman XS Trust, 2007-2N 3A1	0.308%	2/25/37	1	1	(a)
MASTR Asset-Backed Securities Trust, 2003-OPT1 M2	2.965%	12/25/32	812,332	781,156	(a)
MASTR Asset-Backed Securities Trust, 2006-HE4 A3	0.340%	11/25/36	4,754,786	1,961,568	(a)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.280%	12/25/36	48,625	25,141	(a)
Origen Manufactured Housing, 2006-A A2	3.047%	10/15/37	1,265,315	1,068,322	(a)
Origen Manufactured Housing, 2007-A A2	2.823%	4/15/37	1,634,729	1,377,992	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.970%	1/25/31	11,844	8,739	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.730%	8/25/31	15,766	9,885	(a)
RAAC Series, 2006-RP3 A	0.460%	5/25/36	41,460	36,735	(a)(d)
RAAC Series, 2006-SP1 M1	0.590%	9/25/45	2,160,000	1,475,115	(a)
RAAC Series, 2007-RP1 A	0.480%	5/25/46	179,674	154,798	(a)(d)
Renaissance Home Equity Loan Trust, 2003-1 A	1.050%	6/25/33	13,199	12,619	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	0.630%	8/25/33	867,190	796,947	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2	1.190%	9/25/37	651,695	517,950	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3	1.990%	9/25/37	2,430,000	1,848,637	(a)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.090%	11/25/32	4,008	3,328	(a)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.870%	3/25/33	1,895	1,629	(a)
Residential Asset Mortgage Products Inc., 2004-RZ3 MII2	1.840%	9/25/34	1,255,550	1,145,225	(a)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3	0.460%	10/25/36	1,470,000	1,058,703	(a)
Residential Funding Securities Corp., 2002-RP2 A1	1.690%	10/25/32	6,675	5,754	(a)(d)
SACO I Trust, 2005-WM3 A3	0.890%	9/25/35	17,659	11,887	(a)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.330%	5/25/36	23,531	12,704	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.530%	7/25/29	2,863	2,493	(a)
Structured Asset Investment Loan Trust, 2005-HE1 M2	0.670%	7/25/35	2,300,000	1,675,704	(a)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	1,519,172	1,493,953
Structured Asset Securities Corp., 2004-SC1	8.422%	12/25/29	31,056	29,786	(a)(d)
Structured Asset Securities Corp., 2005-4XS 2A1A	1.944%	3/25/35	37,129	35,987	(a)
Structured Asset Securities Corp., 2005-WF1 A3	0.520%	2/25/35	683,671	656,173	(a)
Structured Asset Securities Corp., 2007-BC3 1A2	0.330%	5/25/47	100,000	85,147	(a)
Structured Asset Securities Corp., 2007-TC1 A	0.490%	4/25/31	44,368	42,724	(a)(d)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.620%	3/25/37	471,973	458,421	(a)(d)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	181,565	183,119

TOTAL ASSET-BACKED SECURITIES (Cost - $33,477,969)				36,155,920

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.6%
American Home Mortgage Assets, 2006-2 2A1	0.380%	9/25/46	79,927	52,987	(a)
American Home Mortgage Investment Trust, 2005-1 1A3	0.500%	6/25/45	4,305,575	3,015,743	(a)
ARM Trust, 2005-10 1A21	2.814%	1/25/36	27,465	22,827	(a)
Banc of America Commercial Mortgage Inc., 2006-1 AM	5.421%	9/10/45	195,000	210,375	(a)
Banc of America Commercial Mortgage Inc., 2006-2 AM	5.765%	5/10/45	100,000	111,632	(a)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	1,673	1,766
Banc of America Funding Corp., 2004-B 3A2	3.200%	12/20/34	17,347	11,381	(a)
Banc of America Funding Corp., 2005-E 8A1	2.400%	6/20/35	78,374	46,858	(a)
BCAP LLC Trust, 2006-AA1 A1	0.380%	10/25/36	1,151,241	803,366	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Bear Stearns Alt-A Trust, 2004-08 1A	0.890%	9/25/34	$748,638	$711,871	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.190%	9/25/34	432,420	425,910	(a)
Bear Stearns ARM Trust, 2004-10 15A1	2.845%	1/25/35	41,868	41,071	(a)
Bear Stearns ARM Trust, 2004-10 31A1	2.961%	1/25/35	56,161	53,928	(a)
Bear Stearns Commercial Mortgage Securities, 2007-PW16 AM	5.713%	6/11/40	170,000	192,428	(a)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 AM	5.888%	6/11/50	140,000	157,899	(a)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.351%	1/15/46	200,000	214,211	(a)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	0.470%	1/25/35	136,782	122,197	(a)(d)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	340,000	376,903	(a)
Commercial Mortgage Lease-Backed Certificates, 2001-CMLB A1	6.746%	6/20/31	608,898	637,918	(d)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	11/15/45	40,000	37,732
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	230,000	222,648	(d)
Countrywide Alternative Loan Trust, 2005-17 2A1	0.430%	7/25/35	101,941	76,001	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.502%	7/20/35	1,370,898	952,722	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.422%	7/20/35	75,671	62,096	(a)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	1,429,178	1,199,913
Countrywide Alternative Loan Trust, 2005-62 1A1	0.490%	12/25/35	1,075,053	817,551	(a)
Countrywide Alternative Loan Trust, 2006-0A02 A5	0.422%	5/20/46	153,472	84,385	(a)
Countrywide Alternative Loan Trust, 2007-0A2 2A1	0.320%	3/25/47	123,772	80,267	(a)
Countrywide Home Loans, 2004-R1 1AF	0.590%	11/25/34	736,568	670,893	(a)(d)
Countrywide Home Loans, 2005-R3 AF	0.590%	9/25/35	685,140	598,914	(a)(d)
Countrywide Home Loans, 2006-R2 AF1	0.610%	7/25/36	956,879	833,422	(a)(d)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.490%	5/25/35	100,960	83,438	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.550%	3/25/35	1,143,638	1,000,676	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.613%	1/15/49	489,000	524,740	(a)
Credit Suisse First Boston Mortgage Securities Corp., 2001-28 1A1	0.840%	11/25/31	99,323	81,135	(a)
Credit Suisse First Boston Mortgage Securities Corp., 2004-AR5 7A2	2.647%	6/25/34	24,626	24,330	(a)
Extended Stay America Trust, 2013-ESH7 A27	2.958%	12/5/31	180,000	175,632	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.309%	7/15/37	2,379,355	367,452	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.759%	10/15/41	1,618,743	404,982	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 SA, IO	5.859%	4/15/39	835,789	172,179	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	147,864	161,409
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.671%	7/25/21	2,418,265	250,877	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.222%	4/25/20	5,985,522	364,683	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.669%	6/25/20	3,525,252	302,054	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.499%	8/25/20	$667,312	$50,100	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.450%	12/25/21	1,253,337	115,143	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K024 X1, IO	0.905%	9/25/22	997,279	62,723	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K702 X1, IO	1.549%	2/25/18	9,108,068	545,418	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.386%	6/25/21	8,139,452	637,624	(a)
Federal National Mortgage Association (FNMA), 2007-105 SM, IO	6.190%	11/25/37	400,447	56,190	(a)
Federal National Mortgage Association (FNMA), 2010-100 CS, IO	6.460%	9/25/40	2,447,265	372,535	(a)
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.340%	12/25/40	285,910	30,186	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.340%	1/25/41	546,291	78,907	(a)
Federal National Mortgage Association (FNMA), 2010-150 SN, IO	6.340%	1/25/41	446,966	70,980	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	448,445	514,308
Federal National Mortgage Association (FNMA), 2011-063 SW, IO	6.490%	7/25/41	231,643	28,916	(a)
Federal National Mortgage Association (FNMA), 2012-016 ST, IO	6.260%	3/25/42	380,234	76,923	(a)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	81,078	90,895
Federal National Mortgage Association (FNMA), 2012-035 SQ, IO	6.410%	4/25/42	621,283	121,929	(a)
Federal National Mortgage Association (FNMA), 2012-063 DS, IO	6.360%	3/25/39	840,746	184,989	(a)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	92,931	84,867
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.410%	7/25/42	423,277	101,758	(a)
Federal National Mortgage Association (FNMA), 2012-089 AS, IO	5.860%	5/25/39	1,230,287	236,417	(a)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	2,430,662	312,743
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	500,000	551,827
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.960%	2/25/43	1,172,375	275,817	(a)
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	120,151	18,855
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	33,028	4,799
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	34,714	5,171	(a)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	38,959	5,578	(a)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	48,777	6,818
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	91,201	13,694

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	$307,619	$38,399
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	767,727	70,960
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	406,987	46,744
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1	3.905%	4/19/36	2,022,889	1,692,886	(a)
Government National Mortgage Association (GNMA), 2009-106 SC, IO, PAC	6.158%	11/20/39	1,447,999	213,659	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC	6.308%	3/20/39	73,703	10,743	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.458%	1/20/40	221,139	46,973	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	662,887	74,947
Government National Mortgage Association (GNMA), 2011-H01 AF	0.644%	11/20/60	1,316,952	1,312,562	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.694%	4/20/61	2,032,057	2,029,966	(a)
GS Mortgage Securities Trust, 2007-GG10 A4	5.800%	8/10/45	450,000	502,900	(a)
GS Mortgage Securities Trust, 2013-GC13 A5	4.175%	7/10/46	150,000	154,425	(a)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.540%	1/25/35	2,302,824	1,938,346	(a)(d)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.540%	3/25/35	1,181,192	1,009,965	(a)(d)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.540%	9/25/35	604,623	503,670	(a)(d)
GSR Mortgage Loan Trust, 2004-14 3A2	3.133%	12/25/34	42,721	36,475	(a)
GSR Mortgage Loan Trust, 2005-AR3 1A1	0.630%	5/25/35	90,002	83,768	(a)
Harborview Mortgage Loan Trust, 2006-02	2.796%	2/25/36	122,304	93,989	(a)
Harborview Mortgage Loan Trust, 2006-13 A	0.372%	11/19/46	187,250	124,522	(a)
Harborview Mortgage Loan Trust, 2007-4 2A1	0.412%	7/19/47	103,268	82,718	(a)
Harborview Mortgage Loan Trust, 2007-7 2A1A	1.190%	11/25/47	140,794	119,877	(a)
Homebanc Mortgage Trust, 2004-2 A1	0.930%	12/25/34	1,118,654	1,019,982	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.510%	3/25/36	331,618	223,365	(a)
IMPAC Secured Assets Corp., 2007-2 2A	0.440%	4/25/37	1,469,311	1,331,589	(a)
Indymac Index Mortgage Loan Trust, 2005-AR14 2A1A	0.490%	7/25/35	55,712	45,863	(a)
Indymac Index Mortgage Loan Trust, 2006-AR06 2A1A	0.390%	6/25/47	109,913	80,359	(a)
Indymac Index Mortgage Loan Trust, 2007-AR07 1A1	3.206%	11/25/37	261,887	232,631	(a)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 AM	5.440%	5/15/45	264,000	292,737
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	5.874%	2/12/51	30,000	33,896	(a)
JPMorgan Mortgage Trust, 2005-A6 3A3	3.086%	9/25/35	1,760,000	1,477,496	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,284,947	1,199,451
La Hipotecaria SA, 2007-1GA A	5.273%	12/23/36	350,167	344,914	(a)(c)(d)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.216%	9/15/45	180,000	205,782	(a)
Luminent Mortgage Trust, 2006-2 A1A	0.390%	2/25/46	112,006	74,681	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.380%	5/25/46	94,107	62,697	(a)
Luminent Mortgage Trust, 2006-7 2A1	0.360%	12/25/36	50,881	36,708	(a)
MASTR ARM Trust, 2004-4 3A1	2.314%	5/25/34	114,557	113,002	(a)
MASTR ARM Trust, 2005-7 3A1	2.284%	9/25/35	143,129	99,655	(a)
MASTR ARM Trust, 2007-R5 A1	2.650%	11/25/35	1,372,435	902,784	(a)(d)
Merrill Lynch Alternative Note Asset Trust, 2007-OAR1 A1	0.360%	2/25/37	2,297,984	1,956,572	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.861%	3/25/36	1,370,743	1,020,806	(a)
Merrill Lynch Mortgage Trust, 2007-C1 A4	5.850%	6/12/50	240,000	271,731	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2006-4 AM	5.204%	12/12/49	$270,000	$294,094	(a)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	5.897%	8/12/49	340,000	386,311	(a)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	1.044%	1/25/29	214,722	4,960	(a)(c)(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.898%	8/15/45	1,639,770	166,500	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 A4	2.918%	2/15/46	210,000	198,027
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	222,000	207,832
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C09 AS	3.456%	5/15/46	210,000	200,165
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.220%	7/15/46	100,000	103,448	(a)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.450%	3/25/36	454,192	312,851	(a)
Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.410%	2/25/47	373,152	109,595	(a)
Prime Mortgage Trust, 2005-2 2A1	7.079%	10/25/32	35,035	37,763	(a)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.735%	5/25/35	17,750	17,170	(a)
Regal Trust IV, 1999-1 A	2.470%	9/29/31	7,269	6,653	(a)(d)
Residential Accredit Loans Inc., 2006-QA2 1A1	0.440%	2/25/36	798,157	502,543	(a)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.395%	9/25/46	2,319,076	1,362,960	(a)
Residential Accredit Loans Inc., 2007-QO1 A1	0.340%	2/25/47	103,592	75,705	(a)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	73,869	72,697
Structured ARM Loan Trust, 2005-19XS 1A1	0.510%	10/25/35	46,821	39,243	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1	2.313%	3/25/46	892,152	640,464	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1, IO	0.420%	2/25/36	201,425	144,012	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.400%	4/25/36	187,632	130,206	(a)
Structured Asset Securities Corp., 2003-9A 2A2	2.490%	3/25/33	532,473	519,168	(a)
Structured Asset Securities Corp., 2004-2 4A1	2.614%	3/25/34	33,154	32,738	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.124%	9/25/37	825,006	807,949	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.092%	9/25/37	139,263	144,264	(a)
UBS Barclays Commercial Mortgage Trust, 2012-C4 AS	3.317%	12/10/45	280,000	263,556	(d)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	94,656	(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 A5	5.342%	12/15/43	1,100,000	1,227,988
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	190,000	203,904
WaMu Mortgage Pass-Through Certificates, 2007-OA3 2A	0.939%	4/25/47	803,068	604,876	(a)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	0.973%	7/25/47	2,283,865	1,873,497	(a)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 2A	2.201%	7/25/47	705,658	493,398	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR11	2.440%	10/25/34	912,971	900,155	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR01 A1A	0.510%	1/25/45	75,853	68,923	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR01 A2A3	0.590%	1/25/45	325,968	289,444	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.510%	7/25/45	266,700	245,605	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.470%	11/25/45	$80,525	$67,725	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.460%	12/25/45	97,714	85,977	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.480%	12/25/45	146,571	124,896	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.129%	8/25/46	4,129,089	2,587,122	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR11 1A	1.129%	9/25/46	166,750	136,051	(a)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 A4	4.218%	7/15/46	110,000	113,476	(a)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.598%	6/15/45	502,161	50,313	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $56,620,131)				58,581,587

CORPORATE BONDS & NOTES - 2.8%
FINANCIALS - 2.8%
Capital Markets - 0.3%
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	836,000	756,965	(d)

Commercial Banks - 1.9%
Achmea Hypotheekbank NV	3.200%	11/3/14	397,000	411,458	(d)
Bank of Nova Scotia, Secured Bonds	2.150%	8/3/16	1,190,000	1,229,209	(d)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	400,000	432,000	(a)(d)(f)
DnB NOR Boligkreditt, Secured Bonds	2.900%	3/29/16	1,180,000	1,235,631	(d)
Royal Bank of Canada, Senior Secured Bonds	0.625%	12/4/15	1,840,000	1,834,528

Total Commercial Banks				5,142,826

Diversified Financial Services - 0.6%
Citigroup Inc., Senior Notes	5.500%	10/15/14	1,700,000	1,789,241

TOTAL CORPORATE BONDS & NOTES (Cost - $7,552,786)				7,689,032

MUNICIPAL BONDS - 0.8%
Pennsylvania - 0.8%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue (Cost - $2,121,295)	0.182%	5/1/46	2,375,000	2,262,024	(a)

SOVEREIGN BONDS - 1.0%
Canada - 1.0%
Province of Quebec, Notes (Cost - $2,769,070)	2.625%	2/13/23	2,780,000	2,585,194

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.8%
U.S. Government Agencies - 3.2%
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.581%	3/1/33	159,127	168,839	(a)
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	7,960,000	6,695,284
Federal National Mortgage Association (FNMA), Senior Bonds	6.250%	5/15/29	1,050,000	1,364,879
Tennessee Valley Authority, Notes	5.250%	9/15/39	350,000	390,652

Total U.S. Government Agencies				8,619,654

U.S. Government Obligations - 4.6%
U.S. Treasury Bonds	2.750%	11/15/42	2,000,000	1,677,344
U.S. Treasury Bonds	2.875%	5/15/43	5,950,000	5,121,647
U.S. Treasury Notes	1.875%	6/30/20	360,000	357,258

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - continued
U.S. Treasury Notes	1.750%	5/15/23	$5,900,000	$5,472,710

Total U.S. Government Obligations				12,628,959

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $21,429,328)				21,248,613

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $262,517,484)				266,349,586

SHORT-TERM INVESTMENTS - 36.5%
Repurchase Agreements - 36.5%
State Street Bank & Trust Co. repurchase agreement dated 7/31/13; Proceeds at maturity - $99,239,028; (Fully collateralized by U.S. government agency obligations, 2.110% due 11/7/22; Market value - $101,225,485) (Cost - $99,239,000)	0.010%	8/1/13	99,239,000	99,239,000

TOTAL INVESTMENTS - 134.5% (Cost - $361,756,484#)				365,588,586
Liabilities in Excess of Other Assets - (34.5)%				(93,675,835)

TOTAL NET ASSETS - 100.0%				$271,912,751

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMT	— Constant Maturity Treasury

IO	— Interest Only

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Mortgage-backed securities	—	$137,827,216	—	$137,827,216
Asset-backed securities	—	36,155,919	$1	36,155,920
Collateralized mortgage obligations	—	58,231,713	349,874	58,581,587
Corporate bonds & notes	—	7,689,032	—	7,689,032
Municipal bonds	—	2,262,024	—	2,262,024
Sovereign bonds	—	2,585,194	—	2,585,194
U.S. government & agency obligations	—	21,248,613	—	21,248,613

Total long-term investments	—	$265,999,711	$349,875	$266,349,586

Short-term investments†	—	99,239,000	—	99,239,000

Total investments	—	$365,238,711	$349,875	$365,588,586

Other financial instruments:
Futures contracts	$60,314	—	—	$60,314

Total	$60,314	$365,238,711	$349,875	$365,648,900

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$841,907	—	—	$841,907

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase

Notes to Schedule of Investments (unaudited) (continued)

transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of July 31, 2013, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the period ended July 31, 2013, see Note 3.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Notes to Schedule of Investments (unaudited) (continued)

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

Notes to Schedule of Investments (unaudited) (continued)

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of July 31, 2013, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(m) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,665,091
Gross unrealized depreciation	(4,832,989)

Net unrealized appreciation	$3,832,102

At July 31, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5-Year Notes	282	9/13	$34,749,971	$34,225,547	$(524,424)
U.S. Treasury Ultra Long-Term Bonds	38	9/13	5,411,858	5,094,375	(317,483)

					(841,907)

Contracts to Sell:
U.S. Treasury 10-Year Notes	134	9/13	17,002,939	16,942,625	60,314

Net unrealized loss on open futures contracts					$(781,593)

During the period ended July 31, 2013, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2012	753	$327,384
Options written	2,756	1,040,062
Options closed	(1,599)	(614,822)
Options exercised	—	—
Options expired	(1,910)	(752,624)

Written options, outstanding as of July 31, 2013	—	—

At July 31, 2013, the Fund held TBA securities with a total cost of $93,186,023.

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2013.

	Futures Contracts
Primary Underlying Risk	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Risk	$60,314	$(841,907)	$(781,593)

During the period ended July 31, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$108,984
Written options†	122,445
Futures contracts (to buy)	16,397,226
Futures contracts (to sell)	85,024,316

Average Notional Balance
Credit default swap contracts (to buy protection)†	$1,204,652
Credit default swap contracts (to sell protection)†	495,900
Total return swap contracts†	3,000,000

†	At July 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2013